LEASE OBLIGATIONS (Details)	12 Months Ended
Dec. 31, 2024
mining equipment
Mineral Properties
Lease term	2 years
vehicles | Minimum
Mineral Properties
Lease term	3 years
vehicles | Maximum
Mineral Properties
Lease term	5 years
Buildings | Minimum
Mineral Properties
Lease term	3 years
Buildings | Maximum
Mineral Properties
Lease term	5 years